Deferred Tax Asset and Liability (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Tax Assets And Liabilities [Abstract]
Summary of Deferred Tax Asset and Deferred Tax Liability	The analysis of deferred tax assets and deferred tax liabilities is as follows:

	2020	2021
Deferred taxes:
- Liabilities	$1,230	$779
Total net deferred tax liabilities	$1,230	$779

Summary of Analysis and Movement of Deferred Tax Assets and Liabilities

The analysis and movement of deferred tax assets and liabilities is as follows:

	JANUARY 1, 2021	RECOGNIZED IN INCOME	RECOGNIZED IN EQUITY	DECEMBER 31, 2021
Deferred tax liabilities
Intangible assets	$1,727	$(383)	$(106)	$1,238
Deferred tax assets
Net operating losses and other timing differences	(497)	197	(159)	(459)
Net deferred tax liability	$1,230	$(186)	$(265)	$779

	JANUARY 1, 2020	RECOGNIZED IN INCOME	RECOGNIZED IN EQUITY	DECEMBER 31, 2020
Deferred tax liabilities
Intangible assets	$2,036	$(393)	$84	$1,727
Deferred tax assets
Net operating losses and other timing differences	(477)	-	(20)	(497)
Net deferred tax liability	$1,559	$(393)	$64	$1,230